Income taxes - Schedule of Components of Deferred Tax (Details)	Dec. 31, 2025 USD ($)
Deferred tax assets
Subtotal of assets	$ 1,242,040
Deferred tax liabilities
Subtotal of liabilities	(1,242,040)
Net deferred tax liability	0
Capital lease obligation [Member]
Deferred tax assets
Subtotal of assets	27,340
Operating Tax Losses Carried Forward [Member]
Deferred tax assets
Subtotal of assets	1,214,700
Intangible assets [Member]
Deferred tax liabilities
Subtotal of liabilities	(1,189,740)
Right of use assets [Member]
Deferred tax liabilities
Subtotal of liabilities	(27,120)
Investments [Member]
Deferred tax liabilities
Subtotal of liabilities	$ (25,180)